Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related Party [Abstract]
Schedule of transactions between related parties	We have the following related parties during the three months ended March 31, 2026 and 2025:

Relationship	Company name
Controlling shareholder	DoubleU Games Co., Ltd
The following is a summary of expenses charged by DoubleU Games (in thousands):

	Three months ended March 31,
	2026	2025
Royalty expense	$1,013	$446
Other expense	1,384	1,793
Amounts due to DoubleU Games are as follows (in thousands):

	March 31, 2026	December 31, 2025
Accounts payable and accrued expenses	$1,815	$1,571
Other receivables	6	6
borrowing transactions with DoubleU Games are as follows (in thousands):

	March 31, 2026	December 31, 2025
4.6% Senior notes with related party	$33,038	$34,846
Accrued interest on 4.6% Senior Notes with related party	2,804	2,562

	Three months ended March 31,
	2026	2025
Interest expense	$387	$390
lease with DoubleU Games are as follows (in thousands):

	March 31, 2026	December 31, 2025
Right-of-use assets	$2,647	$1,682
Lease liabilities	2,837	1,797

	Three months ended March 31,
	2026	2025
Payments	$312	$169
Interest expenses	30	25